Annual Fund Operating Expenses - Class T - DWS New York Tax-Free Income Fund - Class T	Dec. 01, 2020
Operating Expenses:
Management fee	0.45%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.34%	[1]
Total annual fund operating expenses	1.04%
Fee waiver/expense reimbursement	0.26%
Total annual fund operating expenses	0.78%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.